UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

  Bruce Gille    Westport, Connecticut    February 14, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	21

Form 13F Information Table Value Total:   	549540



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

                                                             VALUE SHARES /                  INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)PRN AMT SH/PRN PUT/CALL DSCRETN MANAGERS SOLE SHARED NONE
TRANSOCEAN SEDCO FOREX INC     DBCV 1.500% 5/1   893830AD1      36882    40000 PRN             SOLE             0     0   0
COOPER CAMERON CORP            DBCV 1.750% 5/1   216640AB8      19935    20000 PRN             SOLE             0     0   0
ARROW ELECTRS INC              DBCV 2/2          042735AY6      23674    53500 PRN             SOLE             0     0   0
CENDANT CORP                   DBCV 5/0          151313AH6      64269    65000 PRN             SOLE             0     0   0
TRANSOCEAN SEDCO FOREX INC     DBCV 5/2          893830AA7      24184    39100 PRN             SOLE             0     0   0
LENNAR CORP                    DBCV 7/2          526057AA2      14125    20000 PRN             SOLE             0     0   0
AVAYA INC                      NOTE 10/3         053499AA7      17015    41500 PRN             SOLE             0     0   0
SOLECTRON CORP                 NOTE 11/2         834182AL1      68442   134200 PRN             SOLE             0     0   0
AMERICA ONLINE INC DEL         NOTE 12/0         02364JAC8      65490   118000 PRN             SOLE             0     0   0
YOUNG & RUBICAM INC            NOTE 3.000% 1/1   987425AC9      10491    11000 PRN             SOLE             0     0   0
COX COMMUNICATIONS INC NEW     NOTE 3.000% 3/1   224044AW7      11036    27000 PRN             SOLE             0     0   0
JUNIPER NETWORKS INC           NOTE 4.75% 3/1    48203RAA2       7763    10000 PRN             SOLE             0     0   0
LENNAR CORP                    NOTE 4/0          526057AF1      24343    53500 PRN             SOLE             0     0   0
SOLECTRON CORP                 NOTE 5/0          834182AK3      24117    39262 PRN             SOLE             0     0   0
D R HORTON INC                 NOTE 5/1          23331AAH2       2922     5000 PRN             SOLE             0     0   0
MERRILL LYNCH & CO INC         NOTE 5/2          590188A65      26406    50000 PRN             SOLE             0     0   0
LEVEL 3 COMMUNICATIONS INC     NOTE 6.000% 3/1   52729NAS9       2484     6000 PRN             SOLE             0     0   0
AVON PRODS INC                 NOTE 7/1          054303AP7       2744     5000 PRN             SOLE             0     0   0
FOUR SEASONS HOTEL INC         NOTE 9/2          35100EAD6      18086    61440 PRN             SOLE             0     0   0
KERR-MCGEE CORP                SDCV 5.250% 2/1   492386AP2      27560    25283 PRN             SOLE             0     0   0
COX COMMUNICATIONS INC NEW     SDEB 0.426% 4/1   224044AX5      57573   125500 PRN             SOLE             0     0   0
